Net Income (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic net income (loss) attributable to Beneficient per common share for the three and six months ended September 30, 2025 and 2024, is as follows:

(Dollars in thousands, except per share amounts)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Net income (loss)	$(17,907)	$9,747	$(110,555)	$54,057
Plus: Net loss attributable to noncontrolling interests	18,971	7,590	51,167	15,303
Less: Noncontrolling interest guaranteed payment	(4,693)	(4,423)	(9,317)	(8,779)
Net income (loss) attributable to Beneficient common shareholders	$(3,629)	$12,914	$(68,705)	$60,581
Net income (loss) attributable to Class A common shareholders	(3,539)	12,270	(66,950)	57,040
Net income (loss) attributable to Class B common shareholders	(90)	644	(1,755)	3,541

Basic weighted average of common shares outstanding
Class A	9,445,117	4,122,438	9,127,728	3,910,871
Class B	239,256	239,256	239,256	239,256

Basic net income (loss) attributable to Beneficient per common share
Class A	$(0.37)	$2.98	$(7.33)	$14.58
Class B	$(0.37)	$2.69	$(7.33)	$14.80

Diluted net income attributable to Beneficient per common share for the three and six months ended September 30, 2024, is as follows:

	Three Months Ended September 30,	Six Months Ended September 30,
(Dollars in thousands, except per share amounts)	2024	2024
Diluted income per share
Net income attributable to Beneficient common shareholders - Basic	$12,914	$60,581
Less: Net loss attributable to noncontrolling interests - Ben	(3,067)	(10,254)
Plus: Noncontrolling interest guaranteed payment	4,423	8,779
Net income attributable to Beneficient common shareholders - Diluted	$14,270	$59,106

Basic weighted average of common shares outstanding (Class A and Class B)	4,361,694	4,150,127
Dilutive effect of:
Series B Preferred Stock	165,036	165,036
Class S Ordinary	66,982	66,982
Class S Preferred	605	605
Preferred Series A Subclass 0	102,832,018	77,582,588
Preferred Series A Subclass 1	330,926,963	249,670,975
Restricted Stock Units	561,766	296,608
Diluted weighted average of common shares outstanding (Class A and Class B)	438,915,064	331,932,921

Diluted net income attributable to Beneficient per common share (Class A and Class B)	$0.03	$0.18

Basic net income (loss) attributable to Beneficient per common share for the years ended March 31, 2025 and 2024, is as follows:

	Year Ended March 31,
(Dollars in thousands, except per share amounts)	2025	2024
Net income (loss)	$(803)	$(2,658,180)
Plus: Net loss attributable to noncontrolling interests	69,789	579,332
Less: Noncontrolling interest guaranteed payment	(17,824)	(16,793)
Net income (loss) attributable to Beneficient common shareholders	$51,162	$(2,095,641)
Net income (loss) attributable to Class A common shareholders	47,886	(1,955,861)
Net income (loss) attributable to Class B common shareholders	3,276	(139,780)

Basic weighted average of common shares outstanding
Class A	5,627,120	2,904,851
Class B	239,256	239,256

Basic net income (loss) attributable to Beneficient per common share
Class A	$8.51	$(673.31)
Class B	$13.69	$(584.23)

Diluted net income (loss) attributable to Beneficient per common share for the year ended March 31, 2025, is as follows:

(Dollars in thousands, except per share amounts)	Year Ended March 31,
2025
Diluted income (loss) per share
Net income (loss) attributable to Beneficient common shareholders - Basic	$51,162
Less: Net income (loss) attributable to noncontrolling interests - Ben	(34,875)
Plus: Noncontrolling interest guaranteed payment	17,824
Net income (loss) attributable to Beneficient common shareholders - Diluted	$34,111

Basic weighted average of common shares outstanding (Class A and Class B)	5,866,376
Dilutive effect of:
Series B Preferred Stock	648,924
Class S Ordinary	66,982
Class S Preferred	605
Preferred Series A Subclass 0	123,683,109
Preferred Series A Subclass 1	398,028,517
Restricted Stock Units	570,673
Diluted weighted average of common shares outstanding (Class A and Class B)	528,865,186

Diluted net income (loss) attributable to Beneficient per common share (Class A and Class B)	$0.06

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

In computing diluted net income (loss) per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the three and six months ended September 30, 2025 and 2024, were as follows:

	Shares		Shares
	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Series B Preferred Stock	39,177,896	—	36,021,227	—
Class S Ordinary	66,982	—	66,982	—
Class S Preferred	605	—	605	—
Preferred Series A Subclass 0	691,202,319	—	754,616,263	—
Preferred Series A Subclass 1	2,224,380,003	—	2,428,454,418	—
Restricted Stock Units	1,425,500	121,721	1,423,045	122,098
Stock Options	200,000	—	200,000	—
Convertible Debt	—	396,174	—	199,169
Warrants	26,025,107	31,270,860	26,025,107	31,073,825
Total anti-dilutive shares	2,982,478,412	31,788,755	3,246,807,647	31,395,092

In computing diluted net income (loss) per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the year ended March 31, 2025 and 2024, were as follows:

	Shares
	Year Ended March 31,
	2025	2024
Series B Preferred Stock	—	29,786
Class S Ordinary	—	67,936
Class S Preferred	—	606
Preferred Series A Subclass 0	—	1,044,524
Preferred Series A Subclass 1	—	3,510,235
Preferred Series C Subclass 1	—	151,917
Restricted Stock Units	265,630	100,214
Stock Options	85,753	—
Convertible Debt	393,983	—
Warrants	25,380,572	312,012
Total anti-dilutive shares	26,125,938	5,217,230